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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:  _________
         This Amendment (Check only one.):   /  / is a restatement.
                                             /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aquiline Capital Partners LLC
Address:          535 Madison Avenue, 24th Floor
                  New York, NY 10022

Form 13F File Number:  28-12958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey W. Greenberg
Title:   Managing Principal
Phone:    (212) 624-9500

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Greenberg       New York, NY     August 14, 2008
------------------------       ------------     ---------------
[Signature]                    [City, State]    [Date]


Report Type (Check only one):

 /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:              $146,335 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     Number               Form 13F File Number                  Name

       1                        28-12961                Jeffrey W. Greenberg

                          FORM 13F INFORMATION TABLE
                         AQUILINE CAPITAL PARTNERS LLC
                        FOR QUARTER ENDED JUNE 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer          Title of      CUSIP     Value (x   Shrs or prn   SH/    Put/Call   Investment     Other   Voting Authority
                         Class                    $1000)       amt       PRN               Discretion    Managers
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Validus Holdings Ltd.   COM         G9319H102    $146,335   6,886,342    SH                SHARED-OTHER                    X
------------------------------------------------------------------------------------------------------------------------------------